Expenses from Ordinary Activities (Details) - Schedule of Expenses from Ordinary Activities - AUD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Research and Development Expenses (1)
Employee expenses	[1]	$ 2,456,230	$ 2,720,345	$ 2,517,516
Other research and development expenses		16,187,817	10,478,238	12,228,260
General and Administration Expenses
Depreciation on fixed assets		35,344	37,854	17,848
Depreciation on leased assets		112,185	64,409	36,366
Employee expenses (non R&D related)		515,803	926,314	705,541
Consultant and director expenses		321,000	320,500	390,896
Audit, internal control and other assurance expenses		241,828	238,728	220,798
Corporate compliance expenses		790,350	457,215	401,741
Insurance expenses		676,219	721,732	655,990
Office rental		(9,674)	68,634	79,329
Other administrative and office expenses		1,028,638	1,032,843	911,347
Share based payment expenses		881,950	966,571	1,506,122
Corporate advisory expenses		169,000	204,621	587,937
Other gains and losses
Foreign exchange (gain)/loss		$ (261,152)	$ (917,650)	$ (2,722,430)

[1]	Research and development expenses mainly consist of expenses paid for contracted research and development activities conducted by third parties on behalf of the Group.